Investments and assets and liabilities held for sale, Changes in investments (Details) - BRL (R$) R$ in Thousands			12 Months Ended
		Dec. 21, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Changes in investment beginning balance [Abstract]
Investments			R$ 44,467		R$ 31,254		R$ 33,975
Goodwill on investment			70,185		73,008		73,656
Total investments			114,652		104,262		107,631
Capital contribution and future capital contributions [Abstract]
Capital contribution and future capital contribution on investments			1,026		4,916
Capital contribution and future capital contribution on net investments					4,916
Share of profits of an associate [Abstract]
Share of profit of an associate			(1,020)		12,975		11,085
Share of profit of associate from goodwill on investment			0		(2,823)		0
Total share of profit of an associates on investments			(1,020)		10,152		11,085
Dividends [Abstract]
Dividends on investments			0		(4,925)		(12,554)
Business combination [Abstract]
Business combination on investments			(4,572)
Business combination, from goodwill on investment			0
Business Combination on net investments			(4,572)
Transfer of associates [Abstract]
Transfer of associates on investments			(29,013)
Transfer of associates through goodwill			(71,117)
Transfer of Associates on net investments			(100,130)
Amortization [Abstract]
Amortization of goodwill on investments							(648)
Other [Abstract]
Other investments			(3,682)		247		(1,252)
Other investments from goodwill			932
Other investments, net			(2,750)
Corporate Restructuring [Abstract]
Corporate restructuring on investments							0
Changes in investment ending balance [Abstract]
Investments			7,206		44,467		31,254
Goodwill on investment			0		70,185		73,008
Total investments			7,206		114,652		104,262
Logistica Ambiental de Sao Paulo-Loga [Member]
Changes in investment beginning balance [Abstract]
Investments			16,697	[1]	9,002		9,227
Capital contribution and future capital contributions [Abstract]
Capital contribution and future capital contribution on investments			0	[1]	0
Share of profits of an associate [Abstract]
Share of profit of an associate			0	[1]	9,848		5,293
Dividends [Abstract]
Dividends on investments			0	[1]	(2,153)		(5,518)
Business combination [Abstract]
Business combination on investments	[1]		0
Transfer of associates [Abstract]
Transfer of associates on investments	[1]		(18,073)
Other [Abstract]
Other investments			1,376	[1]	0		0
Corporate Restructuring [Abstract]
Corporate restructuring on investments							0
Changes in investment ending balance [Abstract]
Investments			0	[1]	16,697	[1]	9,002
Unidade de Tratamento de Residuos-UTR S.A. [Member]
Changes in investment beginning balance [Abstract]
Investments			6,643	[2]	5,061		6,475
Capital contribution and future capital contributions [Abstract]
Capital contribution and future capital contribution on investments			0	[2]	0
Share of profits of an associate [Abstract]
Share of profit of an associate			(303)	[2]	4,174		4,623
Dividends [Abstract]
Dividends on investments			0	[2]	(2,592)		(6,037)
Transfer of associates [Abstract]
Transfer of associates on investments	[2]		0
Other [Abstract]
Other investments			(6,340)	[2]	0		0
Corporate Restructuring [Abstract]
Corporate restructuring on investments							0
Changes in investment ending balance [Abstract]
Investments			0	[2]	6,643	[2]	5,061
CGR-Catanduva Centro Ger. Residuos Ltda. [Member]
Changes in investment beginning balance [Abstract]
Investments			4,396	[3]	4,346		3,707
Capital contribution and future capital contributions [Abstract]
Capital contribution and future capital contribution on investments			0	[3]	0
Share of profits of an associate [Abstract]
Share of profit of an associate			176	[3]	213		657
Dividends [Abstract]
Dividends on investments			0	[3]	(180)		0
Business combination [Abstract]
Business combination on investments	[3]		(4,572)
Transfer of associates [Abstract]
Transfer of associates on investments	[3]		0
Other [Abstract]
Other investments			0	[3]	17		(18)
Corporate Restructuring [Abstract]
Corporate restructuring on investments							0
Changes in investment ending balance [Abstract]
Investments			0	[3]	4,396	[3]	4,346
Terrestre Ambiental Ltda. [Member]
Changes in investment beginning balance [Abstract]
Investments			7,995	[1]	8,508		7,948
Capital contribution and future capital contributions [Abstract]
Capital contribution and future capital contribution on investments			0	[1]	0
Share of profits of an associate [Abstract]
Share of profit of an associate			0	[1]	(511)		1,565
Dividends [Abstract]
Dividends on investments			0	[1]	0		(999)
Business combination [Abstract]
Business combination on investments	[1]		0
Transfer of associates [Abstract]
Transfer of associates on investments	[1]		(8,098)
Other [Abstract]
Other investments			103	[1]	(2)		(6)
Corporate Restructuring [Abstract]
Corporate restructuring on investments							0
Changes in investment ending balance [Abstract]
Investments			0	[1]	7,995	[1]	8,508
Attend Ambiental Ltda. [Member]
Changes in investment beginning balance [Abstract]
Investments			2,158	[1]	2,071		1,739
Capital contribution and future capital contributions [Abstract]
Capital contribution and future capital contribution on investments			0	[1]	0
Share of profits of an associate [Abstract]
Share of profit of an associate			0	[1]	87		332
Dividends [Abstract]
Dividends on investments			0	[1]	0		0
Business combination [Abstract]
Business combination on investments	[1]		0
Transfer of associates [Abstract]
Transfer of associates on investments	[1]		(2,842)
Other [Abstract]
Other investments			684	[1]	0		0
Corporate Restructuring [Abstract]
Corporate restructuring on investments							0
Changes in investment ending balance [Abstract]
Investments			0	[1]	2,158	[1]	2,071
Metropolitana Servicos Ambientais Ltda. [Member]
Changes in investment beginning balance [Abstract]
Investments			6,578		2,266		4,879
Capital contribution and future capital contributions [Abstract]
Capital contribution and future capital contribution on investments			1,026		4,916
Share of profits of an associate [Abstract]
Share of profit of an associate			(893)		(836)		(1,385)
Dividends [Abstract]
Dividends on investments			0		0		0
Business combination [Abstract]
Business combination on investments			0
Transfer of associates [Abstract]
Transfer of associates on investments			0
Other [Abstract]
Other investments			495		232		(1,228)
Corporate Restructuring [Abstract]
Corporate restructuring on investments							0
Changes in investment ending balance [Abstract]
Investments			R$ 7,206		R$ 6,578		R$ 2,266
Latte Saneamento e Participacoes S.A. [Member]
Transfer of associates [Abstract]
Transfer of associates on investments		R$ 3
Changes in investment ending balance [Abstract]
Distribution to shareholders		R$ 103,203

[1]	As a result of the Company's reorganization, on December 21, 2017, the interest in these companies were transferred to Latte Saneamento e Participacoes S.A. ("Latte"), an entity controlled by the Company shareholders prior to the reorganization, for no consideration. In addition, an account receivable for an amount of R$3 was also transferred to such shareholders. As a result, the Company recorded the transaction as a distribution to its shareholders in equity for an amount of R$103,203, representing the carrying amount of these investments and the account receivable.
[2]	On August 1, 2017, the activities of this company were discontinued.
[3]	On May 31, 2017, the Company became the controlling shareholder (refer to Note 9).